ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


                           PROSPECTUS SUPPLEMENT
                             DATED JUNE 9, 2005

        SUPPLEMENT TO THE ING GOLDENSELECT OPPORTUNITIES PROSPECTUS

                            DATED APRIL 29, 2005
                                   FOR

        DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                ISSUED BY

              ING USA ANNUITY AND LIFE INSURANCE COMPANY


The information in this supplement updates and amends certain information contained in the above-referenced prospectus. You should read and keep this supplement along with the prospectus.

The table under Separate Account Annual Charges on page 1 of the prospectus is replaced with the following:

--------------------------------------------------------------------------------
                                                         ENHANCED DEATH BENEFITS
                                           STANDARD      QUARTERLY
                                        DEATH BENEFIT     RATCHET      MAX 7
--------------------------------------------------------------------------------
  Mortality & Expense Risk Charge          1.25%           1.50%       1.80%
  Asset-Based Administrative Charge        0.15%           0.15%       0.15%
                                           -----           -----       -----
      Total                                1.40%           1.65%       1.95%
  ING GET U.S. Core Portfolio
     ("GET Fund") Guarantee Charge (5)     0.50%           0.50%       0.50%
  Total With GET Fund Guarantee Charge     1.90%           2.15%       2.45%
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Opportunities - 136390                                                June 2005